Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	16. Subsequent EventsOn October 4, 2021, the Partnership, Teekay GP L.L.C. (or Teekay GP), an investment vehicle (or Acquiror) managed by Stonepeak Partners L.P., and a wholly-owned subsidiary of Acquiror (or Merger Sub) entered into an agreement and plan of merger (or the Merger Agreement). At the effective time of the merger (or the Merger) under the Merger Agreement, (a) each issued and outstanding common unit of the Partnership, including approximately 36.0 million common units owned by Teekay Corporation (or Teekay) (but excluding any common units owned by the Partnership, the Partnership's wholly-owned subsidiaries, Acquiror or their respective wholly-owned subsidiaries), will be converted into the right to receive cash in an amount of $17.00 per common unit and (b) Merger Sub will be merged with and into the Partnership, whereupon the Partnership will continue as the surviving entity. In addition, Teekay concurrently entered into an agreement with Acquiror whereby Teekay agreed to sell its limited liability company interest in Teekay GP for $26.4 million, which consists of $17.00 for each of the approximately 1.6 million common unit equivalents represented by the economic interest of Teekay GP's general partner interest in the Partnership. The Partnership, Teekay, and Acquiror also concurrently entered into an agreement whereby the Partnership will acquire certain restructured subsidiaries of Teekay that provide, through existing services agreements, comprehensive managerial, operational and administrative services to the Partnership and the Partnership’s subsidiaries and joint ventures for a purchase price of $3.34 million, subject to certain adjustments at closing. The Merger and related transactions have been unanimously approved by the respective Boards of Directors of Teekay GP and Teekay, as applicable, including the unanimous approval of the Conflicts Committee of Teekay GP. The Merger is expected to close on or soon after December 31, 2021, with the Merger Agreement providing that the Merger will not close prior to December 31, 2021. The Merger remains subject to approval by the holders of a majority of the Partnership's outstanding common units and the satisfaction or waiver of certain other customary closing conditions. There is no assurance that the conditions to closing will be satisfied or waived, or that the Merger and related transactions will be completed. Teekay, which currently owns approximately 41% of the Partnership's outstanding common units, has entered into a voting and support agreement by which it has agreed, among other things and subject to certain conditions, to vote in favor of the Merger. Following the Merger, the common units of the Partnership will be delisted from the New York Stock Exchange. The Series A and B preferred units of the Partnership will remain outstanding and continue to trade on the New York Stock Exchange following the Merger.